CONSOLIDATED BALANCE SHEETS (Parentheticals)(EUR (€)) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Financial Position Parentheticals Abstract
Loans measured at fair value	€ 559,107	€ 846,588
Interest bearing deposits measured at fair value	1,240,756	808,669
Long-term debt measured at fair value	€ 1,261,100	€ 1,489,784
Common Stock Par Or Stated Value Per Share	€ 5.00	€ 5.00
Treasury stock shares outstanding	743,689	337,350
Common stock issued	956,090,482	607,041,577